CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Amortization of premiums and discounts on investment securities, net	$ 12	$ 118	$ (18)
Amortization of expense related to stock benefit plans	362	357	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	(443)	23	(70)
Prepaid expenses and other assets	265	(248)	(81)
Accounts payable and other liabilities	2,118	(2,031)	330
Prepaid federal income taxes
Current	236	910	(331)
Deferred	696	1,041	78
Net cash provided by (used in) operating activities	7,175	6,218	240
Cash flows provided (used) by investing activities:
Purchase of investment securities - available for sale	211,234	89,289	118,720
Proceeds from maturity of investment securities - available for sale	134,300	74,550	85,101
Cash paid for acquisition, net of cash received		4,200
Net cash flows provided by (used in) investing activities	(37,535)	16,256	(7,521)
Cash flows provided by financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases			32
Dividends paid	2,351	1,581	1,432
Net cash provided by (used in) financing activities	10,334	4,517	14,147
Net increase (decrease) in cash and cash equivalents	(20,026)	26,991	6,866
Cash and cash equivalents at beginning of period	45,140	18,149	11,283
Cash and cash equivalents at end of period	25,114	45,140	18,149
Cheviot Financial Corp
Cash flows provided by (used in) operating activities:
Net earnings for the year	3,355	3,366	1,978
Amortization of premiums and discounts on investment securities, net			17
Equity in undistributed earnings of Cheviot Savings Bank	(3,534)	(3,756)	(2,901)
Amortization of expense related to stock benefit plans	362	356	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits		12	8
Prepaid expenses and other assets	(504)	(198)	19
Accounts payable and other liabilities	(48)	(13)	58
Prepaid federal income taxes
Current	(575)	883	(308)
Deferred		(194)	75
Net cash provided by (used in) operating activities	(944)	456	(324)
Cash flows provided (used) by investing activities:
Purchase of investment securities - available for sale			(6,999)
Proceeds from maturity of investment securities - available for sale		3,000	10,000
Cash paid for acquisition, net of cash received		(9,621)
Capital investment in Cheviot Savings Bank	(16,616)
Dividend from Cheviot Savings Bank	3,000
Net cash flows provided by (used in) investing activities	(13,616)	(6,621)	3,001
Cash flows provided by financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases			(32)
Proceeds for stock offering, net of costs	22,133	12,643
Shares acquired for stock benefit plans	(1,496)
Dividends paid	(2,351)	(1,581)	(1,432)
Net cash provided by (used in) financing activities	18,308	11,082	(1,368)
Net increase (decrease) in cash and cash equivalents	3,748	4,917	1,309
Cash and cash equivalents at beginning of period	12,964	8,047	6,738
Cash and cash equivalents at end of period	$ 16,712	$ 12,964	$ 8,047